Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of Other Receivables
	December 31
	2021	2022
	US$ thousands

Advances to suppliers	333	421
Government authorities	2,184	1,437
Prepaid expense	768	936
Other receivables	1,408	826
	4,693	3,620